Organization - Additional Information (Detail) $ / shares in Units, ft² in Millions									9 Months Ended	12 Months Ended
	Nov. 10, 2020 ft² StorageUnit StorageFacility State $ / shares shares	Apr. 20, 2020 $ / shares	Mar. 25, 2020 shares	Oct. 29, 2019 USD ($)	Jun. 26, 2019 $ / shares	Jan. 09, 2017 USD ($) shares	May 23, 2014 USD ($)	Aug. 02, 2013 USD ($)	Sep. 30, 2020 USD ($) StorageFacility State $ / shares shares	Dec. 31, 2019 USD ($) StorageFacility State $ / shares shares	Dec. 31, 2017 USD ($) shares	Oct. 26, 2020 USD ($)	May 14, 2020 $ / shares	Dec. 31, 2018 $ / shares shares	Oct. 01, 2018 State	Nov. 30, 2016 shares
Organization And Nature Of Operations [Line Items]
Date of formation of company									Jan. 08, 2013	Jan. 08, 2013
Preferred Stock, shares authorize | shares										200,000,000
Preferred Stock, par value | $ / shares										$ 0.001
Shares issuable pursuant to distribution reinvestment plan									$ 95,000,000	$ 95,000,000
Sale of common shares											$ 17,311,370
Maximum purchase commitment amount				$ 200,000,000
Initial closing amount				150,000,000					$ 150,000,000
Additional purchase commitment amount				$ 50,000,000
Preferred stock, dividend rate, percentage				6.25%
Number of self storage facilities | StorageFacility									112	112
Number of states located for self storage facilities | State									17	17					10
Advisor, SS Toronto REIT Advisors, Inc., and SS Growth Advisor, LLC.
Organization And Nature Of Operations [Line Items]
Percentage of limited partnership interests									86.50%	86.70%
SAM and Affiliates
Organization And Nature Of Operations [Line Items]
Percentage of limited partnership interests owned by noncontrolling owners									13.50%	13.30%
Fifth To Tenth Anniversary
Organization And Nature Of Operations [Line Items]
Dividend rate percentage of increase on preferred stock				0.75%
After Tenth Anniversary
Organization And Nature Of Operations [Line Items]
Dividend rate percentage of increase on preferred stock				0.75%
Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorize | shares																100,900,000
Description for termination of offering									The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders.	The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders
Preferred Stock
Organization And Nature Of Operations [Line Items]
Preferred Stock, shares authorized | shares									200,000,000	200,000,000				200,000,000
Preferred Stock, par value | $ / shares									$ 0.001
Sale of common shares										$ 150,000,000
Maximum | Tenth Anniversary
Organization And Nature Of Operations [Line Items]
Preferred stock, dividend rate, percentage				9.00%
Primary Offering | Maximum
Organization And Nature Of Operations [Line Items]
Common stock, value authorize									$ 1,000,000,000	$ 1,000,000,000
Primary Offering | Minimum
Organization And Nature Of Operations [Line Items]
Sale of common shares							$ 1,500,000
Series A Convertible Preferred Stock
Organization And Nature Of Operations [Line Items]
Preferred Stock, shares authorized | shares									200,000	200,000				200,000
Class A Common stock
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorize | shares									350,000,000	350,000,000				350,000,000
Common Stock, par value | $ / shares									$ 0.001	$ 0.001				$ 0.001
Estimated value per common share | $ / shares		$ 10.40			$ 10.66
Class A Common stock | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Selling price per share | $ / shares													$ 10.40
Class A Common stock | Common Stock
Organization And Nature Of Operations [Line Items]
Sale of common shares											$ 1,028
Number of common stock issued | shares											1,027,612
Class A Common stock | Common Stock | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Gross proceeds from issuance of common stock									$ 52,100,000	$ 41,700,000
Number of common stock issued | shares									5,000,000	4,000,000
Class A Common stock | Primary Offering | Common Stock
Organization And Nature Of Operations [Line Items]
Number of shares issued in offering | shares						48,000,000
Gross proceeds from issuance of common stock						$ 493,000,000
Class T Common stock
Organization And Nature Of Operations [Line Items]
Common Stock, shares authorize | shares									350,000,000	350,000,000				350,000,000
Common Stock, par value | $ / shares									$ 0.001	$ 0.001				$ 0.001
Estimated value per common share | $ / shares					$ 10.66
Class T Common stock | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Selling price per share | $ / shares													$ 10.40
Class T Common stock | Common Stock
Organization And Nature Of Operations [Line Items]
Sale of common shares											$ 565
Number of common stock issued | shares											564,591
Class T Common stock | Common Stock | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Gross proceeds from issuance of common stock									$ 8,000,000	$ 6,400,000
Number of common stock issued | shares									800,000	600,000
Class T Common stock | Primary Offering | Common Stock
Organization And Nature Of Operations [Line Items]
Number of shares issued in offering | shares						7,000,000
Gross proceeds from issuance of common stock						$ 73,000,000
SmartStop Self Storage, Inc.
Organization And Nature Of Operations [Line Items]
Number of self storage professionals and other personnel | StorageFacility									350	350
Strategic Storage Operating Partnership II, L.P.
Organization And Nature Of Operations [Line Items]
Date of formation of company									Jan. 09, 2013	Jan. 09, 2013
Advisor purchased a limited partnership interest in Operating Partnership								$ 200,000
Initial capital contribution								$ 1,000
SmartStop Asset Management
Organization And Nature Of Operations [Line Items]
Percentage of non-voting equity owned									15.00%	15.00%
SmartStop Asset Management | Investments in Majority-owned Subsidiaries
Organization And Nature Of Operations [Line Items]
Percentage of non-voting equity owned										15.00%
Self Administration Transaction | Strategic Storage Advisor II, LLC
Organization And Nature Of Operations [Line Items]
Percentage of voting membership interest									100.00%
Self Administration Transaction | Strategic Storage Property Management II, LLC
Organization And Nature Of Operations [Line Items]
Percentage of voting membership interest									100.00%
Self Administration Transaction | SS Growth Property Management, LLC
Organization And Nature Of Operations [Line Items]
Percentage of voting membership interest									100.00%
Subsequent Event [Member]
Organization And Nature Of Operations [Line Items]
Second and final closing amount				$ 50,000,000								$ 50,000,000
Subsequent Event [Member] | Class A Common stock
Organization And Nature Of Operations [Line Items]
Number of common stock issued | shares			4,300,000
Subsequent Event [Member] | Class T Common stock
Organization And Nature Of Operations [Line Items]
Number of common stock issued | shares			700,000
Subsequent Event [Member] | SST IV Merger Agreement [Member]
Organization And Nature Of Operations [Line Items]
Number of self storage units | StorageUnit	18,000
Net rentable area, primarily self storage space | ft²	2.0
Number of self storage facilities | StorageFacility	24
Number of states located for self storage facilities | State	9
Subsequent Event [Member] | SST IV Merger Agreement [Member] | Class A Common stock
Organization And Nature Of Operations [Line Items]
Common Stock, par value | $ / shares	$ 0.001
Subsequent Event [Member] | SST IV Merger Agreement [Member] | Canada
Organization And Nature Of Operations [Line Items]
Percentage of voting membership interest	50.00%
Common Stock, shares authorize | shares	5